Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Trading Symbol	nlfiv
Inspire Global Hope ETF
Shareholder Report [Line Items]
Fund Name	Inspire Global Hope ETF
Class Name	Inspire Global Hope ETF
Trading Symbol	BLES
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Global Hope ETF for the period of December 1, 2023 to May 31, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Global Hope ETF	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
How has the Fund performed since inception?

Average Annual Return [Table Text Block]

Average Annual Total Returns
	6 months	1 Year	5 years	Since Inception (2/27/2017)
Inspire Global Hope ETF - NAV	12.41%	19.66%	10.71%	8.88%
Inspire Global Hope ETF - Market Price	12.63%	19.81%	10.68%	8.93%
Inspire Global Hope Index	12.96%	20.48%	10.82%	9.36%
S&P Global 1200® Index	15.25%	24.99%	13.15%	11.42%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 107,944,767
Holdings Count | Integer	405
Advisory Fees Paid, Amount	$ 232,654
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$107,944,767
Number of Portfolio Holdings	405
Advisory Fee	$232,654
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Fidelity Government Portfolio - Institutional Class, Institutional	1.2%
Corpay, Inc.	0.6%
First Solar, Inc.	0.4%
Chandra Asri Petrochemical Tbk P.T.	0.4%
BIM Birlesik Magazalar A/S	0.3%
Solvay S.A.	0.3%
Mahindra & Mahindra Ltd.	0.3%
Hang Seng Bank Ltd.	0.3%
Teradyne, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Fidelity Government Portfolio - Institutional Class, Institutional	1.2%
Corpay, Inc.	0.6%
First Solar, Inc.	0.4%
Chandra Asri Petrochemical Tbk P.T.	0.4%
BIM Birlesik Magazalar A/S	0.3%
Solvay S.A.	0.3%
Mahindra & Mahindra Ltd.	0.3%
Hang Seng Bank Ltd.	0.3%
Teradyne, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%

Material Fund Change [Text Block]
Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire Small/Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Inspire Small/Mid Cap ETF
Class Name	Inspire Small/Mid Cap ETF
Trading Symbol	ISMD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Small/Mid Cap ETF for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Small/Mid Cap ETF	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
How has the Fund performed since inception?

Average Annual Return [Table Text Block]

	6 months	1 Year	5 years	Since Inception (2/27/2017)
Inspire Small/Mid Cap ETF - NAV	14.56%	20.71%	10.38%	7.76%
Inspire Small/Mid Cap ETF - Market Price	15.23%	21.13%	10.47%	7.82%
Inspire Small/MidCap Impact Index	14.93%	21.42%	11.92%	8.91%
Russell 2000® Total Return Index	15.23%	20.12%	8.61%	6.89%
S&P SmallCap 600® Equal Weight Index	12.20%	16.44%	10.67%	7.52%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$185,400,938
Number of Portfolio Holdings	503
Advisory Fee	$267,408
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Fidelity Government Portfolio - Institutional Class	2.1%
Deciphera Pharmaceuticals, Inc.	0.3%
Coeur Mining, Inc.	0.3%
Ameresco, Inc.	0.3%
Blue Bird Corporation	0.3%
ADMA Biologics, Inc.	0.3%
Benchmark Electronics, Inc.	0.3%
Semtech Corporation	0.3%
EchoStar Corporation	0.3%
Pulse Biosciences, Inc.	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Fidelity Government Portfolio - Institutional Class	2.1%
Deciphera Pharmaceuticals, Inc.	0.3%
Coeur Mining, Inc.	0.3%
Ameresco, Inc.	0.3%
Blue Bird Corporation	0.3%
ADMA Biologics, Inc.	0.3%
Benchmark Electronics, Inc.	0.3%
Semtech Corporation	0.3%
EchoStar Corporation	0.3%
Pulse Biosciences, Inc.	0.3%

Material Fund Change [Text Block]
Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Inspire Corporate Bond ETF
Class Name	Inspire Corporate Bond ETF
Trading Symbol	IBD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Corporate Bond ETF for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com
Expenses [Text Block]
What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
How has the Fund performed since inception?

Average Annual Return [Table Text Block]

Average Annual Total Returns
	6 months	1 Year	5 years	Since Inception (7/10/2017)
Inspire Corporate Bond ETF - NAV	2.80%	4.13%	0.64%	1.16%
Inspire Corporate Bond ETF - Market Price	3.38%	4.62%	0.71%	1.22%
Bloomberg Intermediate Corporate Index	3.15%	4.99%	1.63%	2.10%
Bloomberg U.S. Aggregate Bond Index	2.12%	1.31%	-0.17%	0.77%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 308,731,416
Holdings Count | Integer	251
Advisory Fees Paid, Amount	$ 388,228
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$308,731,416
Number of Portfolio Holdings	251
Advisory Fee	$388,228
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Devon Energy Corporation	1.4%
Trimble, Inc.	1.3%
Alexandria Real Estate Equities, Inc.	1.3%
Loews Corporation	1.3%
Valero Energy Corporation	1.3%
Arch Capital Finance, LLC	1.3%
Amphenol Corporation	1.3%
Cboe Global Markets, Inc.	1.3%
Dollar General Corporation	1.3%
AutoZone, Inc.	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Devon Energy Corporation	1.4%
Trimble, Inc.	1.3%
Alexandria Real Estate Equities, Inc.	1.3%
Loews Corporation	1.3%
Valero Energy Corporation	1.3%
Arch Capital Finance, LLC	1.3%
Amphenol Corporation	1.3%
Cboe Global Markets, Inc.	1.3%
Dollar General Corporation	1.3%
AutoZone, Inc.	1.3%

Material Fund Change [Text Block]
Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire 100 ETF
Shareholder Report [Line Items]
Fund Name	Inspire 100 ETF
Class Name	Inspire 100 ETF
Trading Symbol	BIBL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire 100 ETF for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 100 ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
How has the Fund performed since inception?

Average Annual Return [Table Text Block]

Average Annual Total Returns
	6 months	1 Year	5 years	Since Inception (10/30/2017)
Inspire 100 ETF - NAV	15.99%	24.46%	12.61%	10.45%
Inspire 100 ETF - Market Price	15.93%	24.24%	12.57%	10.44%
Inspire 100 Index	16.31%	25.05%	13.50%	11.30%
S&P 500® Index	16.35%	28.19%	15.80%	13.49%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 318,208,934
Holdings Count | Integer	101
Advisory Fees Paid, Amount	$ 404,227
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$318,208,934
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$404,227
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Caterpillar, Inc.	4.7%
Intuitive Surgical, Inc.	4.0%
Progressive Corporation (The)	3.5%
Prologis, Inc.	3.1%
KLA Corporation	3.0%
Arista Networks, Inc.	2.7%
Synopsys, Inc.	2.5%
Amphenol Corporation	2.2%
Freeport-McMoRan, Inc.	2.1%
Parker-Hannifin Corporation	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Caterpillar, Inc.	4.7%
Intuitive Surgical, Inc.	4.0%
Progressive Corporation (The)	3.5%
Prologis, Inc.	3.1%
KLA Corporation	3.0%
Arista Networks, Inc.	2.7%
Synopsys, Inc.	2.5%
Amphenol Corporation	2.2%
Freeport-McMoRan, Inc.	2.1%
Parker-Hannifin Corporation	2.0%

Material Fund Change [Text Block]
Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire International ETF
Shareholder Report [Line Items]
Fund Name	Inspire International ETF
Class Name	Inspire International ETF
Trading Symbol	WWJD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire International ETF for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire International ETF	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Average Annual Return [Table Text Block]

Average Annual Total Returns
	6 months	1 Year	Since Inception (9/30/2019)
Inspire International ETF - NAV	10.36%	15.77%	9.19%
Inspire International ETF - Market Price	10.89%	16.19%	9.32%
Inspire Global Hope Ex- US GTR Index	10.94%	16.70%	8.55%
S&P International 700 TR	13.10%	18.88%	8.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 294,633,838
Holdings Count | Integer	203
Advisory Fees Paid, Amount	$ 581,383
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$294,633,838
Number of Portfolio Holdings	203
Advisory Fee	$581,383
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Fidelity Government Portfolio - Institutional Class, Institutional	2.8%
Chandra Asri Petrochemical Tbk P.T.	0.8%
BIM Birlesik Magazalar A/S	0.7%
Solvay S.A.	0.7%
Mahindra & Mahindra Ltd.	0.6%
Hang Seng Bank Ltd.	0.6%
Naturgy Energy Group SA	0.6%
Fortum OYJ	0.6%
Wheaton Precious Metals Corporation	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Fidelity Government Portfolio - Institutional Class, Institutional	2.8%
Chandra Asri Petrochemical Tbk P.T.	0.8%
BIM Birlesik Magazalar A/S	0.7%
Solvay S.A.	0.7%
Mahindra & Mahindra Ltd.	0.6%
Hang Seng Bank Ltd.	0.6%
Naturgy Energy Group SA	0.6%
Fortum OYJ	0.6%
Wheaton Precious Metals Corporation	0.6%

Material Fund Change [Text Block]
Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire Tactical Balanced ETF
Shareholder Report [Line Items]
Fund Name	Inspire Tactical Balanced ETF
Class Name	Inspire Tactical Balanced ETF
Trading Symbol	RISN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Tactical Balanced ETF for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at.
Additional Information Website	www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Tactical Balanced ETF	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Average Annual Return [Table Text Block]

Average Annual Total Returns
	6 months	1 Year	Since Inception (7/15/2020)
Inspire Tactical Balanced ETF - NAV	9.44%	16.63%	5.52%
Inspire Tactical Balanced ETF - Market Price	9.40%	16.85%	5.50%
S&P Target Risk Moderate Index	7.43%	10.77%	3.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 88,021,163
Holdings Count | Integer	76
Advisory Fees Paid, Amount	$ 223,288
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$88,021,163
Number of Portfolio Holdings	76
Advisory Fee	$223,288
Portfolio Turnover	22%

Holdings [Text Block]

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
WisdomTree Floating Rate Treasury Fund	19.9%
Fair Isaac Corporation	1.2%
NVR, Inc.	1.2%
ICON plc	1.2%
Littelfuse, Inc.	1.2%
Brown & Brown, Inc.	1.2%
MSCI, Inc.	1.2%
TJX Companies, Inc. (The)	1.2%
Cognex Corporation	1.2%
Amphenol Corporation, Class A	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
WisdomTree Floating Rate Treasury Fund	19.9%
Fair Isaac Corporation	1.2%
NVR, Inc.	1.2%
ICON plc	1.2%
Littelfuse, Inc.	1.2%
Brown & Brown, Inc.	1.2%
MSCI, Inc.	1.2%
TJX Companies, Inc. (The)	1.2%
Cognex Corporation	1.2%
Amphenol Corporation, Class A	1.2%

Material Fund Change [Text Block]
Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire Momentum ETF
Shareholder Report [Line Items]
Fund Name	Inspire Momentum ETF
Class Name	Inspire Momentum ETF
Trading Symbol	GLRY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Momentum ETF for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Momentum ETF	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Average Annual Return [Table Text Block]

Average Annual Total Returns
	6 months	1 Year	Since Inception (12/7/2020)
Inspire Momentum ETF - NAV	19.55%	31.48%	7.58%
Inspire Momentum ETF - Market Price	19.63%	31.62%	7.60%
S&P Composite 1500® Index	16.36%	27.86%	12.31%
S&P MidCap 400® Index	17.27%	25.97%	10.31%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund
Net Assets	$ 63,509,467
Holdings Count | Integer	34
Advisory Fees Paid, Amount	$ 120,043
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$63,509,467
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$120,043
Portfolio Turnover	41%

Holdings [Text Block]

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
EMCOR Group, Inc.	4.6%
Encore Wire Corporation	3.4%
Reinsurance Group of America, Inc.	3.4%
BJ’s Wholesale Club Holdings, Inc.	3.4%
United Therapeutics Corporation	3.3%
Encompass Health Corporation	3.3%
Kyndryl Holdings, Inc.	3.3%
Curtiss-Wright Corporation	3.3%
Murphy USA, Inc.	3.2%
Casey’s General Stores, Inc.	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
EMCOR Group, Inc.	4.6%
Encore Wire Corporation	3.4%
Reinsurance Group of America, Inc.	3.4%
BJ’s Wholesale Club Holdings, Inc.	3.4%
United Therapeutics Corporation	3.3%
Encompass Health Corporation	3.3%
Kyndryl Holdings, Inc.	3.3%
Curtiss-Wright Corporation	3.3%
Murphy USA, Inc.	3.2%
Casey’s General Stores, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

SevenOneSeven Capital ManagementLTD no longer serves as sub-advisor to the Fund. The Fund changed its name from “Inspire Faithward Mid-Cap Momentum ETF” to its current name on March 29, 2024.

Inspire Fidelis Multi Factor ETF
Shareholder Report [Line Items]
Fund Name	Inspire Fidelis Multi Factor ETF
Class Name	Inspire Fidelis Multi Factor ETF
Trading Symbol	FDLS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Fidelis Multi Factor ETF for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Fidelis Multi Factor ETF	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
How has the Fund performed since inception?

Average Annual Return [Table Text Block]

Average Annual Total Returns
	6 months	1 Year	Since Inception (8/23/2022)
Inspire Fidelis Multi Factor ETF - NAV	13.14%	25.11%	12.94%
Inspire Fidelis Multi Factor ETF - Market Price	13.02%	25.08%	12.88%
MSCI ACWI Net	14.10%	23.56%	14.83%
S&P Global 1200® Index	15.25%	24.99%	16.57%
WI Fidelis Multi-Cap, Multi- Factor Index	13.67%	26.19%	14.34%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 83,179,073
Holdings Count | Integer	100
Advisory Fees Paid, Amount	$ 183,024
Investment Company, Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$83,179,073
Number of Portfolio Holdings	100
Advisory Fee	$183,024
Portfolio Turnover	150%

Holdings [Text Block]

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Vital Farms, Inc.	2.0%
ADMA Biologics, Inc.	1.4%
Vistra Corporation	1.4%
Powell Industries, Inc.	1.3%
Perdoceo Education Corporation	1.3%
Telephone and Data Systems, Inc.	1.2%
Vertiv Holdings Company	1.2%
Victory Capital Holdings, Inc.	1.2%
Primo Water Corporation	1.2%
Sprouts Farmers Market, Inc.	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Vital Farms, Inc.	2.0%
ADMA Biologics, Inc.	1.4%
Vistra Corporation	1.4%
Powell Industries, Inc.	1.3%
Perdoceo Education Corporation	1.3%
Telephone and Data Systems, Inc.	1.2%
Vertiv Holdings Company	1.2%
Victory Capital Holdings, Inc.	1.2%
Primo Water Corporation	1.2%
Sprouts Farmers Market, Inc.	1.2%

Material Fund Change [Text Block]
Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Inspire 500 ETF
Shareholder Report [Line Items]
Fund Name	Inspire 500 ETF
Class Name	Inspire 500 ETF
Trading Symbol	PTL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire 500 ETF for the period of March 25, 2024 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com. You can also request this information by contacting us at 1-877-658-9473
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 500 ETF	$2	0.09%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.09%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
How has the Fund performed since inception?

Average Annual Return [Table Text Block]

Average Annual Total Returns
Since Inception (3/25/2024)
Inspire 500 ETF - NAV	-1.40%
Inspire 500 ETF - Market Price	-1.36%
Inspire 500 Index	-1.38%
S&P 500® Index	1.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 123,248,470
Holdings Count | Integer	499
Advisory Fees Paid, Amount	$ 15,832
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$123,248,470
Number of Portfolio Holdings	499
Advisory Fee	$15,832
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Broadcom, Inc.	4.9%
Exxon Mobil Corporation	3.7%
Home Depot, Inc. (The)	2.6%
QUALCOMM, Inc.	1.8%
Linde plc	1.6%
Caterpillar, Inc.	1.3%
NextEra Energy, Inc.	1.3%
Intuitive Surgical, Inc.	1.1%
Elevance Health, Inc.	1.0%
Progressive Corporation (The)	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Broadcom, Inc.	4.9%
Exxon Mobil Corporation	3.7%
Home Depot, Inc. (The)	2.6%
QUALCOMM, Inc.	1.8%
Linde plc	1.6%
Caterpillar, Inc.	1.3%
NextEra Energy, Inc.	1.3%
Intuitive Surgical, Inc.	1.1%
Elevance Health, Inc.	1.0%
Progressive Corporation (The)	1.0%

Material Fund Change [Text Block]
Material Fund Changes

No material changes occurred during the period ended May 31, 2024.